PROPERTY AND EQUIPMENT, NET (Details) - USD ($)		12 Months Ended
	Dec. 21, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		$ 913,854	$ 2,654,610
Less: accumulated depreciation		(507,833)	(859,377)
Property and equipment, net		406,021	1,795,233
Depreciation of expenses		337,643	267,458	$ 259,307
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		0	1,533,673
Less: accumulated depreciation	$ (459,222)
Property, Plant and Equipment, Disposals	614,282
Gain (Loss) on Disposition of Property Plant Equipment	$ 614,282
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		625,966	814,870
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		164,957	176,160
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		$ 122,931	$ 129,907